Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		9 Months Ended		3 Months Ended
	Mar. 29, 2014 store	Mar. 30, 2013 store	Dec. 27, 2014 stockholder store	Dec. 28, 2013	Dec. 27, 2014	Dec. 28, 2013
Related Party Transactions
Number of stores involved in agreement	152	117	166		166
Lease payments	$ 25.0	$ 17.0
Leases and other transactions | Minority Stockholder
Related Party Transactions
Number of stores involved in agreement	1	1	1		1
Number of minority stockholders involved in related party lease agreement	1	1	1
Leases and other transactions | Minority Stockholder | Cost of goods sold.
Related Party Transactions
Lease payments			0.1	0.1
Leases and other transactions | Minority Stockholder | Maximum | Cost of goods sold.
Related Party Transactions
Lease payments					0.1	0.1
Related party loans | Subordinated lenders who own common stock of the Company
Related Party Transactions
Interest and early termination fees	$ 3.6	$ 4.5		$ 3.6